united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 6/30/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares						Fair Value
	MUTUAL FUNDS - 87.6%
	DEBT FUNDS - 87.6%
1,022,928	American Beacon SiM High Yield Opportunities Fund - Institutional Class					$9,748,501
10,734,463	Lord Abbett High Yield Fund - Institutional Class					80,508,475
13,970,588	MainStay MacKay High Yield Corporate Bond Fund - Institutional Class					79,073,530
7,958,801	PGIM High Yield Fund - Class Z					43,852,996
3,570,043	PIMCO High Yield Fund - Institutional Class					31,809,080
6,122,633	Putnam High Yield Fund - Class Y					37,592,965
1,728,395	SEI Institutional Managed Trust - High Yield Bond - Institutional Class					11,562,963
	TOTAL MUTUAL FUNDS (Cost - $282,405,302)					294,148,510
Principal
	U.S. GOVERNMENT OBLIGATIONS - 9.3%
$7,500,000	United States Treasury Bill, 2.240% due 9/12/2019 #					7,468,709
8,000,000	United States Treasury Bill, 2.470% due 2/27/2020 #					7,895,968
15,000,000	United States Treasury Note, 2.875% due 11/30/2023					15,720,117
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $30,411,507)					31,084,794
Shares
	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
8,191,973	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.15% *					8,191,973
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,191,973)

	TOTAL INVESTMENTS - 99.3% (Cost - $321,008,782)					$333,425,277
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%					2,392,748
	NET ASSETS - 100.0%					$335,818,025

# Discount rate at the time of purchase.
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

TOTAL RETURN SWAPS
	Interest Rate		Number of	Termination	Notional	Unrealized
Description	Received/(Paid)	Counterparty	Contracts	Date	Amount	Depreciation
Long
iShares iBoxx USD High Yield Corporate Bond ETF	1.90363%	JP Morgan	222,278	12/23/2019	$19,473,776	(95,580)
						$(95,580)

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares							Fair Value
	COMMON STOCK - 53.0%
	ADVERTISNG - 0.6%
13,684	Fluent, Inc *						$73,620
15,612	Marchex, Inc. *						73,376
							146,996
	AERPSPACE/DEFENSE - 0.3%
857	Astronics Corp. *						34,468
436	Moog, Inc.						40,814
							75,282
	AIRLINES - 0.9%
570	Alaska Air Group, Inc.						36,429
7,732	Controladora Vuela Cia de Aviacion - ADR *						72,526
624	Delta Air Lines, Inc.						35,412
693	Southwest Airlines Co.						35,190
414	United Continental Holdings, Inc. *						36,246
							215,803

	APPAREL - 1.0%
263	Deckers Outdoor Corp. *						46,280
2,338	Hanesbrands, Inc.						40,260
642	Ralph Lauren Corp.						72,925
1,370	Skechers U.S.A., Inc. *						43,141
1,203	Steven Madden Ltd.						40,842
							243,448
	AUTO MANUFACTURERS - 0.2%
2,673	Wabash National Corp.						43,490

	AUTO PARTS & EQUIPMENT - 0.8%
5,177	Commercial Vehicle Group, Inc. *						41,520
1,141	Cooper Tire & Rubber Co.						35,999
3,299	Meritor, Inc. *						80,001
2,881	Modine Manufacturing Co. *						41,227
							198,747
	BIOTECHNOLOGY - 0.2%
1,631	NeoGenomics, Inc. *						35,784

	BUILDING MATERIALS - 0.5%
805	Armstrong World Industries, Inc.						78,246
757	US Concrete, Inc. *						37,615
							115,861
	CHEMICALS - 0.9%
752	CF Industries Holdings, Inc.						35,126
415	Innospec, Inc.						37,865
408	LyondellBasell Industries NV						35,141
4,188	Rayonier Advanced Materials, Inc.						27,180
14,323	Venator Materials PLC *						75,769
							211,081
	COAL - 0.3%
1,342	Peabody Energy Corp.						32,342
1,379	Warrior Met Coal, Inc.						36,019
							68,361
	COMMERCIAL SERVICES - 3.0%
1,004	ABM Industries, Inc.						40,160
1,012	Avis Budget Group, Inc. *						35,582
1,919	Career Education Corp. *						36,595
425	CorVel Corp. *						36,979
220	Euronet Worldwide, Inc. *						37,013
221	Global Payments, Inc.						35,389
2,960	Kelly Services, Inc.						77,522
1,017	Kforce, Inc.						35,687
779	Paylocity Holding Corp. *						73,086
308	PayPal Holdings, Inc. *						35,254
1,062	Quanta Services, Inc.						40,558
1,150	TriNet Group, Inc. *						77,970
1,659	TrueBlue, Inc. *						36,598
1,163	Viad Corp.						77,037
190	WEX, Inc. *						39,539
							714,969
	COMPUTERS - 2.3%
1,654	Agilysys, Inc. *						35,511
202	Apple, Inc.						39,980
4,347	Conduent, Inc. *						41,688
282	CyberArk Software Ltd. *						36,051
432	EPAM Systems, Inc. *						74,779
935	Fortinet, Inc. *						71,836
464	Globant SA *						46,887
2,057	HP, Inc.						42,765
711	Insight Enterprises, Inc. *						41,380
525	Mercury Systems, Inc. *						36,934
565	NetApp, Inc.						34,861
1,426	NetScout Systems, Inc. *						36,206
							538,878
	DISTRIBUTION / WHOLESALE - 0.5%
1,935	Core-Mark Holding Co., Inc.						76,858
1,182	G-III Apparel Group Ltd. *						34,774
							111,632

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares							Fair Value
	COMMON STOCK (Continued) - 53.0%
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
242	Ameriprise Financial, Inc.						$35,129
87	LendingTree, Inc. *						36,543
916	LPL Financial Holdings, Inc.						74,718
135	Mastercard, Inc.						35,712
							182,102
	ELECTRIC - 0.2%
1,053	NRG Energy, Inc.						36,981

	ELECTRONICS - 0.6%
4,204	Camtek Ltd. *						35,524
6,207	GoPro, Inc. *						33,890
1,144	Jabil, Inc.						36,150
455	Keysight Technologies, Inc. *						40,864
							146,428
	ENGINEERING & CONSTRUCTION - 1.1%
884	EMCOR Group, Inc.						77,880
6,843	Great Lakes Dredge & Dock Corp. *						75,547
1,438	KBR, Inc.						35,864
900	TopBuild Corp. *						74,484
							263,775
	ENTERTAINMENT - 0.8%
317	Churchill Downs, Inc.						36,477
6,628	Everi Holdings, Inc. *						79,072
1,130	Live Nation Entertainment, Inc. *						74,863
							190,412
	ENVIROMENTAL CONTROL - 0.2%
3,890	CECO Environmental Corp.						37,305

	FOOD - 1.4%
5,946	Cosan Ltd. *						79,439
1,867	Performance Food Group Co. *						74,736
1,447	Pilgrim's Pride Corp. *						36,739
271	Sanderson Farms, Inc.						37,008
443	Tyson Foods, Inc.						35,768
1,988	US Foods Holding Corp. *						71,091
							334,781
	FOREST PRODUCTS & PAPER - 0.7%
2,135	Clearwater Paper Corp. *						39,476
810	Domtar Corp. *						36,069
11,210	Resolute Forest Products, Inc.						80,712
							156,257
	GAS - 0.1%
1,773	Global Partners LP						35,300

	HEALTHCARE-PRODUCTS - 1.1%
736	Bruker Corp.						36,763
400	Edwards Lifesciences Corp. *						73,896
130	IDEXX Laboratories, Inc. *						35,793
2,851	Lantheus Holdings, Inc. *						80,683
291	Varian Medical Systems, Inc. *						39,614
							266,749
	HEALTHCARE-SERVICES - 1.9%
618	Encompass Health Corp.						39,156
1,327	Ensign Group, Inc.						75,533
309	HCA Healthcare, Inc.						41,768
279	ICON PLC *						42,958
511	IQVIA Holdings, Inc. *						82,220
4,922	Select Medical Holdings Corp. *						78,112
3,645	Tenet Healthcare Corp. *						75,306
							435,053
	HOME BUILDERS - 0.3%
3,679	Beazer Homes USA, Inc. *						35,355
1,134	PulteGroup, Inc.						35,857
							71,212
	HOME FURNISHINGS - 0.4%
1,123	Tempur Sealy International, Inc. *						82,395

	HOUSEWARES - 0.2%
363	Scotts Miracle-Gro Co.						35,756

	INSURANCE - 7.6%
354	Allstate Corp.						35,998
2,612	American Equity Investment Life Holding Co.						70,942
383	American Financial Group, Inc.						39,246
675	American International Group, Inc.						35,964
2,123	Arch Capital Group Ltd. *						78,721
519	Argo Group International Holdings Ltd.						38,432
1,717	Athene Holding Ltd. *						73,934
2,045	Brighthouse Financial, Inc. *						75,031
1,603	CNA Financial Corp.						75,453
4,477	CNO Financial Group, Inc.						74,676
195	Erie Indemnity Co.						49,585
1,589	Essent Group Ltd. *						74,667
1,361	First American Financial Corp.						73,086
642	Hartford Financial Services Group, Inc.						35,772
913	Horace Mann Educators Corp.						36,785
851	Kemper Corp.						73,433
1,521	MetLife, Inc.						75,548
5,461	MGIC Investment Corp. *						71,757
2,690	NMI Holdings, Inc. *						76,369
308	Primerica, Inc.						36,945
629	Principal Financial Group, Inc.						36,432
446	Progressive Corp.						35,649
745	Prudential Financial, Inc.						75,245

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares							Fair Value
	COMMON STOCK (Continued) - 53.0%
	INSURANCE (Continued) - 7.6%
3,276	Radian Group, Inc.						$74,857
493	Reinsurance Group of America, Inc.						76,923
199	RenaissanceRe Holdings Ltd.						35,424
1,017	Selective Insurance Group, Inc.						76,163
3,546	Third Point Reinsurance Ltd. *						36,595
2,165	Unum Group						72,636
658	Voya Financial, Inc.						36,387
538	WR Berkley Corp.						35,470
							1,794,125
	INTERNET - 3.1%
3,866	1-800-Flowers.com, Inc. *						72,990
38	Amazon.com, Inc. *						71,958
325	CDW Corp.						36,075
608	Cogent Communications Holdings, Inc.						36,091
9,151	DHI Group, Inc. *						32,669
320	Expedia Group, Inc.						42,570
246	F5 Networks, Inc. *						35,825
398	Facebook, Inc. *						76,814
333	IAC/InterActiveCorp. *						72,437
531	Match Group, Inc.						35,720
2,313	Perficient, Inc. *						79,382
703	SINA Corp. *						30,320
198	VeriSign, Inc. *						41,414
4,255	Vipshop Holdings Ltd.- ADR *						36,721
252	Wix.com Ltd. *						35,809
							736,795
	LEISURE TIME - 0.6%
1,374	Norwegian Cruise Line Holdings Ltd. *						73,688
987	Planet Fitness, Inc. *						71,498
							145,186
	LODGING - 0.5%
7,935	Century Casinos, Inc. *						76,970
605	Las Vegas Sands Corp.						35,749
							112,719
	MACHINERY - CONSTRUCTION & MINING - 0.2%
498	Oshkosh Corp.						41,578

	MACHINERY - DIVERSIFED - 0.7%
447	Cummins, Inc.						76,589
757	Dover Corp.						75,851
							152,440
	MEDIA - 0.8%
3,105	Altice USA, Inc. *						75,607
882	Comcast Corp.						37,291
2,173	EW Scripps Co.						33,225
660	Sinclair Broadcast Group, Inc.						35,396
							181,519
	METAL FABRICATE / HARDWARE - 0.1%
3,385	Ryerson Holding Corp. *						28,197

	MINING - 0.7%
7,736	Constellium NV *						77,670
3,370	Teck Resources Ltd.						77,712
							155,382
	MISCELLANEOUS MANUFACTURING - 0.3%
662	Fabrinet *						32,881
283	Ingersoll-Rand PLC						35,848
							68,729
	OFFICE BUSINESS EQUIPMENT - 0.2%
203	Zebra Technologies Corp. *						42,526

	OIL & GAS - 1.9%
4,260	Cenovus Energy, Inc.						37,573
561	ConocoPhillips						34,221
1,079	Delek US Holdings, Inc.						43,721
376	EOG Resources, Inc.						35,028
4,434	Geopark Ltd. *						82,206
880	HollyFrontier Corp.						40,726
1,780	Par Pacific Holdings, Inc. *						36,526
1,316	PBF Energy, Inc.						41,191
379	Phillips 66						35,452
415	Valero Energy Corp.						35,528
1,933	YPF SA - ADR						35,200
							457,372
	OIL & GAS SERVICES - 0.4%
2,657	C&J Energy Services, Inc. *						31,299
4,066	Keane Group, Inc. *						27,324
1,733	ProPetro Holding Corp. *						35,873
							94,496
	PHARMACEUTICALS - 1.3%
498	AmerisourceBergen Corp.						42,459
43,292	BioScrip, Inc. *						112,559
824	Cardinal Health, Inc.						38,810
303	McKesson Corp.						40,720
492	Merck & Co., Inc.						41,254
311	Zoetis, Inc.						35,295
							311,097
	PIPELINES - 0.6%
5,097	NGL Energy Partners LP						75,283
1,696	Oasis Midstream Partners LP						36,464
1,439	Plains GP Holdings LP						35,932
							147,679

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares							Fair Value
	COMMON STOCK (Continued) - 53.0%
	REAL ESTATE - 0.3%
1,507	CBRE Group, Inc. *						$77,309

	RETAIL - 3.5%
9,674	Barnes & Noble Education, Inc. *						32,505
518	Best Buy Co., Inc.						36,120
1,420	Boot Barn Holdings, Inc. *						50,609
133	Costco Wholesale Corp.						35,147
405	FirstCash, Inc.						40,508
4,584	Foundation Building Materials, Inc. *						81,504
506	Group 1 Automotive, Inc.						41,436
295	Lithia Motors, Inc.						35,040
421	Lululemon Athletica, Inc. *						75,868
107	O'Reilly Automotive, Inc. *						39,517
1,347	PCM, Inc. *						47,199
343	Ross Stores, Inc.						33,998
411	Target Corp.						35,597
665	TJX Cos., Inc.						35,165
708	Tractor Supply Co.						77,030
102	Ulta Beauty, Inc. *						35,383
2,304	World Fuel Services Corp.						82,852
							815,478
	SEMICONDUCTORS - 1.1%
835	Cirrus Logic, Inc. *						36,489
714	Inphi Corp. *						35,771
194	Lam Research Corp.						36,441
3,422	MagnaChip Semiconductor Corp. *						35,418
1,594	Teradyne, Inc.						76,369
336	Xilinx, Inc.						39,621
							260,109
	SHIPBUILDING - 0.2%
184	Huntington Ingalls Industries, Inc.						41,352

	SOFTWARE - 4.9%
2,301	ACI Worldwide, Inc. *						79,016
336	Aspen Technology, Inc. *						41,758
1,064	Cadence Design Systems, Inc. *						75,342
498	Cerner Corp.						36,503
1,346	Cornerstone OnDemand, Inc. *						77,974
9,938	Digital Turbine, Inc. *						49,690
252	Fair Isaac Corp. *						79,133
1,351	LivePerson, Inc. *						37,882
526	Manhattan Associates, Inc. *						36,468
567	Microsoft Corp.						75,955
7,059	MobileIron, Inc. *						43,766
325	MSCI, Inc.						77,607
349	Paycom Software, Inc. *						79,125
607	Synopsys, Inc. *						78,115
4,494	Telenav, Inc. *						35,952
497	Veeva Systems, Inc. *						80,569
396	Vmware, Inc.						66,215
1,343	Workiva, Inc. *						78,015
6,027	Zynga, Inc. *						36,945
							1,166,030
	TELECOMMUNICATIONS - 1.7%
1,481	Acacia Communications, Inc. *						69,844
2,284	ADTRAN, Inc.						34,831
2,762	AudioCodes Ltd.						42,756
1,353	Cisco Systems, Inc.						74,050
7,531	Consolidated Communications Holdings, Inc.						37,128
830	EchoStar Corp. *						36,786
6,102	Extreme Networks, Inc. *						39,480
2,727	Switch, Inc.						35,696
295	Ubiquiti Networks, Inc.						38,792
							409,363
	TRANSPORTATION - 1.0%
5,219	Ardmore Shipping Corp. *						42,535
12,720	DHT Holdings, Inc.						75,175
1,898	International Seaways, Inc. *						36,062
5,969	Radiant Logistics, Inc. *						36,650
1,427	Scorpio Tankers, Inc.						42,125
							232,547

	TOTAL COMMON STOCK (Cost - $11,850,179)						12,466,866

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares							Fair Value
	EXCHANGE TRADED FUND - 18.9%
	EQUITY FUND - 18.9%
15,135	SPDR S&P 500 ETF Trust						$4,434,555
	TOTAL EXCHANGE TRADED FUND (Cost - $3,621,564)

	RIGHTS - 0.0%				Expiration Date	Exercise Price
2,421	Hertz Global Holdings, Inc.				7/15/2019	$12.95	4,721
	TOTAL RIGHTS (Cost - $5,048)

	SHORT-TERM INVESTMENT - 11.3%
	MONEY MARKET FUND - 11.3%
2,664,326	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 2.25% **						2,664,326
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,664,326)
Principal
	U.S. GOVERNMENT OBLIGATION - 14.5%
$1,450,000	United States Treasury Bill, 2.240% due 9/12/2019 #						1,443,950
2,000,000	United States Treasury Bill, 2.040% due 1/2/2020 #						1,979,265
	TOTAL U.S. GOVERNMENT OBLIGATION (Cost - $3,416,808)						3,423,215

	TOTAL INVESTMENTS - 97.7% (Cost - $21,557,925)						$22,993,683
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%						549,528
	NET ASSETS - 100.0%						$23,543,211

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
SPDR - Standard & Poor's Depositary Receipt
* Non income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.
# Discount rate at the time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

FUTURE CONTRACTS
				Number of	Expiration	Notional Amount/	Unrealized
Description			Counterparty	Contracts	Date	Value	Appreciation/(Depreciation)
Long
US 5 Year Note Future Sep 2019			Goldman Sachs	62	9/30/2019	$7,325,688	$46,013
Short
S&P 500 E-Mini Future Sep 2019			Goldman Sachs	49	9/20/2019	$7,213,290	$(145,163)

TOTAL RETURN SWAPS
		Interest Rate		Number Of	Maturity	Notional	Unrealized
Description	Currency	Received/(Paid)	Counterparty	Contracts	Date	Amount	Appreciation/(Depreciation)
Long
GS Client Global Stock Long Basket ***	USD	(3.09425)%	Goldman Sachs	92,365	6/18/2020	$8,769,216	$199,426
GS Client Global Stock Long Basket 2 ***	USD	(3.10238)%	Goldman Sachs	94,901	7/29/2020	8,370,183	26,658
SPDR S&P 500 ETF TRUST	USD	(2.65000)%	JP Morgan	9,450	3/4/2021	2,796,149	(27,299)
							$198,785
Short
JP Morgan U.S. Short Index Basket ***	USD	1.16000%	JP Morgan	61,875	6/19/2020	6,002,327	(214,873)
JP Morgan U.S. Short Index Basket 2 ***	USD	1.31000%	JP Morgan	60,391	6/17/2020	5,988,891	(48,397)
GS Client Global Stock Short Basket 1 ***	USD	1.54425%	Goldman Sachs	87,619	6/18/2020	8,379,060	(240,021)
GS Client Global Stock Short Basket 2 ***		1.45238%	Goldman Sachs	92,135	7/29/2020	8,451,977	(126,713)
							$(630,004)

*** The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares							Fair Value
	COMMON STOCK - 51.0%
	ADVERTISING - 0.6%
7,099	Fluent, Inc. *						$38,193
8,098	Marchex, Inc. *						38,061
							76,254
	AEROSPACE / DEFENSE - 0.3%
459	Astronics Corp. *						18,461
218	Moog, Inc.						20,407
							38,868
	AIRLINES - 0.9%
304	Alaska Air Group, Inc.						19,429
3,997	Controladora Vuela Cia de Aviacion SAB de CV - ADR *						37,492
333	Delta Air Lines, Inc.						18,898
370	Southwest Airlines Co.						18,789
221	United Airlines Holdings, Inc. *						19,349
							113,957
	APPAREL - 1.0%
132	Deckers Outdoor Corp. *						23,228
1,173	Hanesbrands, Inc.						20,199
331	Ralph Lauren Corp.						37,598
687	Skechers U.S.A., Inc. *						21,634
603	Steven Madden Ltd.						20,472
							123,131
	AUTO MANUFACTURERS - 0.2%
1,341	Wabash National Corp.						21,818

	AUTO PARTS & EQUIPMENT - 0.8%
2,596	Commercial Vehicle Group, Inc. *						20,820
610	Cooper Tire & Rubber Co.						19,246
1,704	Meritor, Inc. *						41,322
1,445	Modine Manufacturing Co. *						20,678
							102,066
	BIOTECHNOLOGY - 0.1%
872	NeoGenomics, Inc. *						19,132

	BUILDING MATERIALS - 0.5%
416	Armstrong World Industries, Inc.						40,435
404	US Concrete, Inc. *						20,075
							60,510
	CHEMICALS - 0.9%
402	CF Industries Holdings, Inc.						18,777
221	Innospec, Inc.						20,164
218	LyondellBasell Industries NV						18,776
2,100	Rayonier Advanced Materials, Inc.						13,629
7,408	Venator Materials PLC *						39,188
							110,534
	COAL - 0.3%
673	Peabody Energy Corp.						16,219
737	Warrior Met Coal, Inc.						19,250
							35,469
	COMMERCIAL SERVICES - 2.9%
503	ABM Industries, Inc.						20,120
541	Avis Budget Group, Inc. *						19,022
1,026	Career Education Corp. *						19,566
227	CorVel Corp. *						19,751
118	Euronet Worldwide, Inc. *						19,852
118	Global Payments, Inc.						18,895
1,531	Kelly Services, Inc.						40,097
544	Kforce, Inc.						19,089
404	Paylocity Holding Corp. *						37,903
164	PayPal Holdings, Inc. *						18,771
532	Quanta Services, Inc.						20,317
594	TriNet Group, Inc. *						40,273
887	TrueBlue, Inc. *						19,567
601	Viad Corp.						39,810
95	WEX, Inc. *						19,770
							372,803
	COMPUTERS - 2.2%
885	Agilysys, Inc. *						19,001
101	Apple, Inc.						19,990
2,180	Conduent, Inc. *						20,906
151	CyberArk Software Ltd. *						19,304
224	EPAM Systems, Inc. *						38,774
483	Fortinet, Inc. *						37,109
233	Globant SA *						23,545
1,031	HP, Inc.						21,434
356	Insight Enterprises, Inc. *						20,719
263	Mercury Systems, Inc. *						18,502
283	NetApp, Inc.						17,461
762	NetScout Systems, Inc. *						19,347
							276,092
	DISTRIBUTION/WHOLESALE - 0.4%
1,001	Core-Mark Holding Co., Inc.						39,760
593	G-III Apparel Group Ltd. *						17,446
							57,206
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
129	Ameriprise Financial, Inc.						18,726
46	LendingTree, Inc. *						19,321
474	LPL Financial Holdings, Inc.						38,664
72	Mastercard, Inc.						19,046
							95,757
	ELECTRIC - 0.1%
528	NRG Energy, Inc.						18,543

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares							Fair Value
	COMMON STOCK (Continued) - 51.0%
	ELECTRONICS - 0.6%
2,108	Camtek Ltd. *						$17,813
3,318	GoPro, Inc. *						18,116
612	Jabil, Inc.						19,339
228	Keysight Technologies, Inc. *						20,477
							75,745
	ENGINEERING & CONSTRUCTION - 1.1%
456	EMCOR Group, Inc.						40,174
3,540	Great Lakes Dredge & Dock Corp. *						39,082
768	KBR, Inc.						19,154
466	TopBuild Corp. *						38,566
							136,976
	ENTERTAINMENT - 0.8%
169	Churchill Downs, Inc.						19,447
3,425	Everi Holdings, Inc. *						40,860
585	Live Nation Entertainment, Inc. *						38,756
							99,063
	ENVIRONMENTAL CONTROL - 0.2%
2,079	CECO Environmental Corp. *						19,938

	FOOD - 1.4%
3,071	Cosan Ltd. *						41,029
966	Performance Food Group Co. *						38,669
773	Pilgrim's Pride Corp. *						19,627
145	Sanderson Farms, Inc.						19,801
237	Tyson Foods, Inc.						19,135
1,029	US Foods Holding Corp. *						36,797
							175,058
	FOREST PRODUCTS & PAPER - 0.6%
1,070	Clearwater Paper Corp. *						19,784
433	Domtar Corp.						19,281
5,806	Resolute Forest Products, Inc.						41,803
							80,868
	GAS - 0.1%
947	Global Partners LP						18,855

	HEALTHCARE-PRODUCTS - 1.1%
393	Bruker Corp.						19,630
206	Edwards Lifesciences Corp. *						38,056
69	IDEXX Laboratories, Inc. *						18,998
1,473	Lantheus Holdings, Inc. *						41,686
146	Varian Medical Systems, Inc. *						19,875
							138,245
	HEALTHCARE-SERVICES - 1.8%
310	Encompass Health Corp.						19,642
687	Ensign Group, Inc.						39,104
155	HCA Healthcare, Inc.						20,951
140	ICON PLC *						21,556
264	IQVIA Holdings, Inc. *						42,478
2,544	Select Medical Holdings Corp. *						40,373
1,886	Tenet Healthcare Corp. *						38,965
							223,069
	HOME BUILDERS - 0.3%
1,845	Beazer Homes USA, Inc. *						17,730
606	PulteGroup, Inc.						19,162
							36,892
	HOME FURNISHINGS - 0.3%
579	Tempur Sealy International, Inc. *						42,481

	HOUSEWARES - 0.1%
194	Scotts Miracle-Gro Co.						19,109

	INSURANCE - 7.4%
190	Allstate Corp.						19,321
1,354	American Equity Investment Life Holding Co.						36,775
192	American Financial Group, Inc.						19,674
361	American International Group, Inc.						19,234
1,098	Arch Capital Group Ltd. *						40,714
260	Argo Group International Holdings Ltd.						19,253
889	Athene Holding Ltd. *						38,280
1,060	Brighthouse Financial, Inc. *						38,891
829	CNA Financial Corp.						39,021
2,318	CNO Financial Group, Inc.						38,664
97	Erie Indemnity Co.						24,665
822	Essent Group Ltd. *						38,626
704	First American Financial Corp.						37,805
343	Hartford Financial Services Group, Inc.						19,112
488	Horace Mann Educators Corp.						19,662
440	Kemper Corp.						37,968
787	MetLife, Inc.						39,090
2,828	MGIC Investment Corp. *						37,160
1,390	NMI Holdings, Inc. *						39,462
154	Primerica, Inc.						18,472
337	Principal Financial Group, Inc.						19,519
239	Progressive Corp.						19,103
386	Prudential Financial, Inc.						38,986
1,694	Radian Group, Inc.						38,708
254	Reinsurance Group of America, Inc.						39,632
106	RenaissanceRe Holdings Ltd.						18,869
525	Selective Insurance Group, Inc.						39,317
1,895	Third Point Reinsurance Ltd. *						19,556
1,122	Unum Group						37,643
351	Voya Financial, Inc.						19,410
287	WR Berkley Corp.						18,922
							931,514
COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares							Fair Value
	COMMON STOCK (Continued) - 51.0%
	INTERNET - 3.0%
2,000	1-800-Flowers.com, Inc. *						$37,760
19	Amazon.com, Inc. *						35,979
173	CDW Corp.						19,203
325	Cogent Communications Holdings, Inc.						19,292
4,892	DHI Group, Inc. *						17,464
160	Expedia Group, Inc.						21,285
131	F5 Networks, Inc. *						19,078
205	Facebook, Inc. *						39,565
172	IAC/InterActiveCorp. *						37,415
284	Match Group, Inc.						19,105
1,194	Perficient, Inc. *						40,978
352	SINA Corp. *						15,182
99	VeriSign, Inc. *						20,707
2,275	Vipshop Holdings Ltd. - ADR *						19,633
134	Wix.com Ltd. *						19,041
							381,687
	LEISURE TIME - 0.6%
711	Norwegian Cruise Line Holdings Ltd. *						38,131
512	Planet Fitness, Inc. *						37,089
							75,220
	LODGING - 0.5%
4,100	Century Casinos, Inc. *						39,770
303	Las Vegas Sands Corp.						17,904
							57,674
	MACHINERY - CONSTRUCTION & MINING - 0.2%
250	Oshkosh Corp.						20,873

	MACHINERY - DIVERSIFIED - 0.6%
230	Cummins, Inc.						39,408
392	Dover Corp.						39,278
							78,686
	MEDIA - 0.7%
1,607	Altice USA, Inc. *						39,130
442	Comcast Corp.						18,688
1,090	EW Scripps Co.						16,666
353	Sinclair Broadcast Group, Inc.						18,931
							93,415
	METAL FABRICATE/HARDWARE - 0.1%
1,698	Ryerson Holding Corp. *						14,144

	MINING - 0.6%
3,997	Constellium SE *						40,130
1,741	Teck Resources Ltd.						40,148
							80,278
	MISCELLANEOUS MANUFACTURING - 0.3%
332	Fabrinet *						16,490
151	Ingersoll-Rand PLC						19,127
							35,617
	OFFICE/BUSINESS EQUIPMENT - 0.2%
102	Zebra Technologies Corp. *						21,368

	OIL & GAS - 1.9%
2,137	Cenovus Energy, Inc.						18,848
300	ConocoPhillips						18,300
541	Delek US Holdings, Inc.						21,921
201	EOG Resources, Inc.						18,725
2,288	Geopark Ltd. *						42,420
441	HollyFrontier Corp.						20,410
951	Par Pacific Holdings, Inc. *						19,515
660	PBF Energy, Inc.						20,658
203	Phillips 66						18,989
221	Valero Energy Corp.						18,920
1,033	YPF SA - ADR						18,811
							237,517

	OIL & GAS SERVICES - 0.4%
1,332	C&J Energy Services, Inc. *						15,691
2,039	Keane Group, Inc. *						13,702
869	ProPetro Holding Corp. *						17,988
							47,381
	PHARMACEUTICALS - 1.2%
249	AmerisourceBergen Corp.						21,230
21,724	BioScrip, Inc. *						56,482
413	Cardinal Health, Inc.						19,452
152	McKesson Corp.						20,427
246	Merck & Co., Inc.						20,627
166	Zoetis, Inc.						18,839
							157,057
	PIPELINES - 0.6%
2,638	NGL Energy Partners LP						38,963
906	Oasis Midstream Partners LP						19,479
769	Plains GP Holdings LP						19,202
							77,644
	REAL ESTATE - 0.3%
779	CBRE Group, Inc. *						39,963

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares							Fair Value
	COMMON STOCK (Continued) - 51.0%
	RETAIL - 3.3%
4,852	Barnes & Noble Education, Inc. *						$16,303
277	Best Buy Co., Inc.						19,315
712	Boot Barn Holdings, Inc. *						25,376
71	Costco Wholesale Corp.						18,763
203	FirstCash, Inc.						20,304
2,368	Foundation Building Materials, Inc. *						42,103
254	Group 1 Automotive, Inc.						20,800
158	Lithia Motors, Inc.						18,767
218	Lululemon Athletica, Inc. *						39,286
54	O'Reilly Automotive, Inc. *						19,943
676	PCM, Inc. *						23,687
183	Ross Stores, Inc.						18,139
220	Target Corp.						19,054
355	TJX Cos., Inc.						18,772
366	Tractor Supply Co.						39,821
55	Ulta Beauty, Inc. *						19,079
1,189	World Fuel Services Corp.						42,756
							422,268
	SEMICONDUCTORS - 1.1%
446	Cirrus Logic, Inc. *						19,490
381	Inphi Corp. *						19,088
103	Lam Research Corp.						19,348
1,829	MagnaChip Semiconductor Corp. *						18,930
824	Teradyne, Inc.						39,478
168	Xilinx, Inc.						19,811
							136,145
	SHIPBUILDING - 0.2%
92	Huntington Ingalls Industries, Inc.						20,676

	SOFTWARE - 4.8%
1,190	ACI Worldwide, Inc. *						40,865
168	Aspen Technology, Inc. *						20,879
550	Cadence Design Systems, Inc. *						38,946
266	Cerner Corp.						19,498
695	Cornerstone OnDemand, Inc. *						40,261
4,984	Digital Turbine, Inc. *						24,920
130	Fair Isaac Corp. *						40,823
677	LivePerson, Inc. *						18,983
281	Manhattan Associates, Inc. *						19,482
292	Microsoft Corp.						39,116
3,540	MobileIron, Inc. *						21,948
167	MSCI, Inc.						39,878
180	Paycom Software, Inc. *						40,810
314	Synopsys, Inc. *						40,409
2,402	Telenav, Inc. *						19,216
255	Veeva Systems, Inc. *						41,338
205	Vmware, Inc.						34,278
695	Workiva, Inc. *						40,373
3,222	Zynga, Inc. *						19,751
							601,774
	TELECOMMUNICATIONS - 1.7%
767	Acacia Communications, Inc. *						36,172
1,221	ADTRAN, Inc.						18,620
1,385	AudioCodes Ltd.						21,440
698	Cisco Systems, Inc.						38,202
3,777	Consolidated Communications Holdings, Inc.						18,621
444	EchoStar Corp. *						19,678
3,060	Extreme Networks, Inc. *						19,798
1,458	Switch, Inc.						19,085
148	Ubiquiti Networks, Inc.						19,462
							211,078
	TRANSPORTATION - 0.9%
2,618	Ardmore Shipping Corp. *						21,337
6,585	DHT Holdings, Inc.						38,917
1,014	International Seaways, Inc. *						19,266
2,993	Radiant Logistics, Inc. *						18,377
716	Scorpio Tankers, Inc.						21,136
							119,033

	TOTAL COMMON STOCK (Cost - $6,130,783)						6,449,451

	EXCHANGE TRADED FUND - 3.6%
	EQUITY FUND - 3.6%
1,527	SPDR S&P 500 ETF Trust						447,411
	TOTAL EXCHANGE TRADED FUND (Cost - $391,520)

	RIGHTS - 0.0%				Expiration Date	Exercise Price
1,169	Hertz Global Holdings, Inc.				7/15/2019	$12.95	2,280
	TOTAL RIGHTS (Cost - $2,437)

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares							Fair Value
	SHORT-TERM INVESTMENT - 19.5%
	MONEY MARKET FUND - 19.5%
1,735,177	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 2.25% **						$1,735,177
733,740	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 1.93% **						733,740
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,468,917)						2,468,917
Principal
	U.S. GOVERNMENT OBLIGATION - 26.6%
$550,000	United States Treasury Bill, 2.240% due 9/12/2019 #						547,705
1,850,000	United States Treasury Bill, 2.040% due 1/2/2020 #						1,830,820
1,000,000	United States Treasury Bill, 2.470% due 2/27/2020 #						986,996
	TOTAL U.S. GOVERNMENT OBLIGATION (Cost - $3,356,807)						3,365,521

	TOTAL INVESTMENTS - 100.7% (Cost - $12,350,464)						$12,733,580
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %						(94,059)
	NET ASSETS - 100.0%						$12,639,521

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
LP - Limited Partnership
PLC - Public Limited Company
SPDR - Standard & Poor's Depositary Receipt
* Non income producing security.
# Discount rate at the time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

FUTURE CONTRACTS
				Number of	Expiration	Notional Amount/	Unrealized
Description			Counterparty	Contracts	Date	Value	Appreciation
Long
S&P 500 E-Mini Future Sep 2019			Goldman Sachs	7	9/20/2019	$1,030,470	$20,720

TOTAL RETURN SWAPS
		Interest Rate		Number Of	Maturity	Notional	Unrealized
Description	Currency	Received/(Paid)	Counterparty	Contracts	Date	Amount	Appreciation/(Depreciation)
Long
GS Client Global Stock Long Basket ***	USD	(3.09425)%	Goldman Sachs	45,765	6/18/2020	$4,344,970	$98,812
GS Client Global Stock Long Basket 2 ***	USD	(3.10238)%	Goldman Sachs	50,774	7/29/2020	4,478,221	14,262
SPDR S&P 500 ETF TRUST	USD	(2.70000)%	JP Morgan	16,433	12/16/2019	4,862,340	(47,471)
							$65,603
Short
GS Client Global Stock Short Basket ***	USD	1.54425%	Goldman Sachs	43,394	6/18/2020	4,149,795	(118,872)
GS Client Global Stock Short Basket 2 ***	USD	1.45238%	Goldman Sachs	49,294	7/29/2020	4,521,970	(67,794)
JP Morgan U.S. Short Index Basket ***	USD	0.16000%	JP Morgan	33,078	12/16/2019	3,208,807	(114,870)
JP Morgan U.S. Short Index Basket ***	USD	1.16000%	JP Morgan	29,899	6/17/2020	2,965,042	(23,961)
							$(325,497)
*** The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/long-short-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUND - 3.4%
	EQUITY FUND - 3.4%
8,238	VanEck Vectors High-Yield Municipal Index ETF	$525,420
	TOTAL EXCHANGE TRADED FUNDS (Cost - $517,268)

	MUTUAL FUNDS - 95.0%
	DEBT FUNDS - 95.0%
605,993	BlackRock High Yield Municipal Fund- Institutional Class	5,993,269
573,265	Eaton Vance High Yield Municipal Income Fund - Class I	5,262,577
336,989	Franklin High Yield Tax-Free Income Fund - Advisor Class	3,440,659
	TOTAL MUTUAL FUNDS (Cost - $14,121,347)	14,696,505

	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND - 1.2%
192,894	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.15% *	192,894
	TOTAL SHORT-TERM INVESTMENT (Cost - $192,894)

	TOTAL INVESTMENTS - 99.6% (Cost - $14,831,509)	$15,414,819
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	61,152
	NET ASSETS - 100.0%	$15,475,971

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Credit Default Swaps are valued based on the closing price of the underlying referenced instrument. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2019 in valuing the fund's investments carried at fair value:

Counterpoint Tactical Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$294,148,510	$-	$-	$294,148,510
U.S Government Obligations	-	31,084,794	-	31,084,794
Short Term Investment	8,191,973	-	-	8,191,973
Total	$302,340,483	$31,084,794	$-	$333,425,277
Liabilities*
Long Total Return Swaps	$-	$95,580	$-	$95,580
Total	$-	$95,580	$-	$95,580

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Counterpoint Tactical Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$12,466,866	$-	$-	$12,466,866
Exchange Traded Funds	4,434,555	-	-	4,434,555
Long Futures Contracts	46,013	-	-	46,013
Long Total Return Swaps	-	198,785	-	198,785
Rights	4,721	-	-	4,721
U.S Government Obligations	-	3,423,215	-	3,423,215
Short Term Investment	2,664,326	-	-	2,664,326
Total	$19,616,481	$3,622,000	$-	$23,238,481
Liabilities*
Short Futures Contracts	$145,163	$-	$-	$145,163
Short Total Return Swaps	-	630,004	-	630,004
Total	$145,163	$630,004	$-	$775,167

Counterpoint Long-Short Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$6,449,451	$-	$-	$6,449,451
Exchange Traded Funds	447,411	-	-	447,411
Long Futures Contracts	20,720	-	-	20,720
Long Total Return Swaps	-	65,603	-	65,603
U.S. Government Obligations	-	3,365,521	-	3,365,521
Rights	2,280	-	-	2,280
Short Term Investments	2,468,917	-	-	2,468,917
Total	$9,388,779	$3,431,124	$-	$12,819,903
Liabilities*
Short Total Return Swaps	$-	$325,497	$-	$325,497
Total	$-	$325,497	$-	$325,497

Counterpoint Tactical Municipal
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$525,420	$-	$-	$525,420
Mutual Funds	14,696,505	-	-	14,696,505
Short Term Investment	192,894	-	-	192,894
Total	$15,414,819	$-	$-	$15,414,819
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Counterpoint Tactical Income Fund	$320,683,994	$12,990,454	$(344,751)	$12,645,703
Counterpoint Tactical Equity Fund	$21,614,924	$2,031,164	$(1,182,774)	$848,390
Counterpoint Long-Short Equity Fund	$12,400,069	$622,714	$(528,377)	$94,337
Counterpoint Tactical Municipal Fund	$14,831,509	$583,311	$(1)	$583,310

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 8/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 8/26/2019

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/26/2019